Share based payments - Option activity (Details)	3 Months Ended
Mar. 31, 2022 shares £ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	8,265,900
Granted (in shares) | shares	0
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	(40,500)
Ending balance (in shares) | shares	8,225,400
Exercisable (in shares) | shares	4,144,800
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.02
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Exercised, weighted average exercise price (GBP per share) | £ / shares	0
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.03
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.03
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.02